Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000255966
Shareholder Report [Line Items]
Fund Name	Frontier Asset Absolute Return ETF
Class Name	Frontier Asset Absolute Return ETF
Trading Symbol	FARX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Asset Absolute Return ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.frontierasset.com/absolute-return-etf. You can also request this information by contacting us at 866-326-3837.
Additional Information Phone Number	866-326-3837
Additional Information Website	https://funds.frontierasset.com/absolute-return-etf
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Absolute Return ETF	$54	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

For the 10-month period ended October 31, 2025 (the "reporting period"), the Fund increased 9.16%, while the HFR (HFRX) Global Hedge Fund Index (the “Secondary Index”) increased 6.58%. The Fund’s primary index, the Morningstar Developed Markets All Cap Target Market Exposure Index advanced by 19.90%. However, the secondary index better represents the risks associated with the Fund’s strategy.

What factors affected the Fund’s performance?

During the reporting period, the highest returns within the Fund came from the Avantis International Small Cap Value ETF, which returned 40.06% and the iShares MSCI USA Momentum Factor ETF, which returned 23.72%. The worst performers were the Janus Henderson AAA CLO ETF and the JPMorgan Ultra-Short Income ETF, which returned 4.30% and 4.19%, respectively. The Fund’s outperformance relative to the secondary index was driven by exposure to international small value equities, U.S. momentum stocks, commodities, and managed futures strategies, while short duration fixed income generally hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frontier Asset Absolute Return ETF	Morningstar Developed Markets All Cap Target Market Exposure (USD) (NR)Footnote Reference*	HFR (HFRX) Global Hedge Fund Index (USD) (TR)Footnote Reference†
Dec/24	$10,000	$10,000	$10,000
Dec/24	$10,076	$10,039	$10,020
Jan/25	$10,268	$10,392	$10,120
Feb/25	$10,168	$10,292	$10,149
Mar/25	$10,183	$9,846	$10,073
Apr/25	$10,026	$9,933	$10,030
May/25	$10,110	$10,515	$10,147
Jun/25	$10,292	$10,967	$10,259
Jul/25	$10,284	$11,112	$10,318
Aug/25	$10,470	$11,429	$10,433
Sep/25	$10,765	$11,776	$10,586
Oct/25	$10,916	$11,990	$10,658

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Frontier Asset Absolute Return ETF	9.16%
Morningstar Developed Markets All Cap Target Market Exposure (USD) (NR)Footnote Reference*	19.90%
HFR (HFRX) Global Hedge Fund Index (USD) (TR)Footnote Reference†	6.58%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 11,556,602
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 57,025
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$11,556,602	12	$57,025	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Vanguard Short-Term Bond ETF	24.0%
American Beacon AHL Trend ETF	19.8%
Harbor Commodity All Weather Strategy ETF	14.6%
WisdomTree Floating Rate Treasury Fund ETF	9.4%
iMGP DBi Managed Futures Strategy ETF	6.7%
iShares High Yield Systematic Bond ETF	4.9%
JPMorgan Ultra-Short Income ETF	4.7%
iShares U.S. Small-Capital Equity Factor ETF	4.4%
Janus Henderson AAA CLO ETF	3.7%
iShares MSCI USA Momentum Factor ETF	2.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-326-3837
Updated Prospectus Web Address	https://funds.frontierasset.com/absolute-return-etf
C000255967
Shareholder Report [Line Items]
Fund Name	Frontier Asset Core Bond ETF
Class Name	Frontier Asset Core Bond ETF
Trading Symbol	FCBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Asset Core Bond ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.frontierasset.com/core-bond-etf. You can also request this information by contacting us at 866-326-3837.
Additional Information Phone Number	866-326-3837
Additional Information Website	https://funds.frontierasset.com/core-bond-etf
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Core Bond ETF	$54	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

For the 10-month period ended October 31, 2025 (the "reporting period"), the Fund increased 5.93%, while the Morningstar US Core Bond Index (the “Primary Index”) increased 6.97%.

What factors affected the Fund’s performance?

During the reporting period, the highest returns within the Fund came from the iShares Investment Grade Systematic ETF, which returned 7.55% and the TCW Flexible Income ETF, which returned 7.50%. The worst performers were the WisdomTree Floating Rate Treasury ETF and the JPMorgan Ultra-Short Income ETF, which returned 3.52% and 4.19%, respectively. The Fund’s underperformance relative to the primary index was driven by exposure to shorter duration fixed income funds.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frontier Asset Core Bond ETF	Morningstar US Core Bond Index (USD) (TR)Footnote Reference*
Dec/24	$10,000	$10,000
Dec/24	$10,024	$10,019
Jan/25	$10,084	$10,075
Feb/25	$10,212	$10,251
Mar/25	$10,232	$10,297
Apr/25	$10,289	$10,339
May/25	$10,272	$10,261
Jun/25	$10,380	$10,418
Jul/25	$10,380	$10,392
Aug/25	$10,486	$10,516
Sep/25	$10,540	$10,630
Oct/25	$10,593	$10,697

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Frontier Asset Core Bond ETF	5.93%
Morningstar US Core Bond Index (USD) (TR)Footnote Reference*	6.97%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 43,987,649
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 235,151
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,987,649	7	$235,151	5%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Vanguard Intermediate-Term Treasury ETF	25.2%
TCW Flexible Income ETF	24.3%
JPMorgan Core Plus Bond ETF	18.7%
Regan Floating Rate MBS ETF	9.8%
WisdomTree Floating Rate Treasury Fund ETF	9.8%
JPMorgan Ultra-Short Income ETF	6.4%
iShares Investment Grade Systematic Bond ETF	5.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-326-3837
Updated Prospectus Web Address	https://funds.frontierasset.com/core-bond-etf
C000255969
Shareholder Report [Line Items]
Fund Name	Frontier Asset Opportunistic Credit ETF
Class Name	Frontier Asset Opportunistic Credit ETF
Trading Symbol	FOPC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Asset Opportunistic Credit ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.frontierasset.com/opportunistic-credit-etf. You can also request this information by contacting us at 866-326-3837.
Additional Information Phone Number	866-326-3837
Additional Information Website	https://funds.frontierasset.com/opportunistic-credit-etf
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Opportunistic Credit ETF	$54	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

For the 10-month period ended October 31, 2025 (the "reporting period"), the Fund increased 6.35%, while the Morningstar US Core Plus Bond Index (the “Primary Index”) increased 7.00%.

What factors affected the Fund’s performance?

During the reporting period, the highest returns within the Fund came from the iShares MBS ETF, which returned 7.65% and the iShares Investment Grade Systematic ETF, which returned 7.55%. The PIMCO Multisector Bond Active ETF also performed well, but was not held for the entire reporting period. The worst performers were the Janus Henderson AAA CLO ETF and the Vanguard Short-Term Inflation Protected Securities ETF, which returned 4.30% and 5.75%, respectively. The Franklin Senior Loan ETF and the T. Rowe Price Floating Rate ETF also detracted from relative results, but were not held for the entire reporting period. The Fund’s underperformance relative to the primary index was driven by exposure to shorter duration and floating rate fixed income funds.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frontier Asset Opportunistic Credit ETF	Morningstar US Core Plus Bond Index (USD) (TR)Footnote Reference*
Dec/24	$10,000	$10,000
Dec/24	$10,030	$10,020
Jan/25	$10,094	$10,079
Feb/25	$10,210	$10,290
Mar/25	$10,220	$10,290
Apr/25	$10,248	$10,330
May/25	$10,268	$10,264
Jun/25	$10,390	$10,421
Jul/25	$10,390	$10,399
Aug/25	$10,516	$10,522
Sep/25	$10,586	$10,635
Oct/25	$10,635	$10,700

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Frontier Asset Opportunistic Credit ETF	6.35%
Morningstar US Core Plus Bond Index (USD) (TR)Footnote Reference*	7.00%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 34,338,422
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 177,101
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$34,338,422	9	$177,101	25%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
TCW Flexible Income ETF	25.4%
Vanguard Intermediate-Term Treasury ETF	16.9%
iShares Investment Grade Systematic Bond ETF	16.3%
JPMorgan Core Plus Bond ETF	15.2%
iShares MBS ETF	7.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.4%
PIMCO Multi Sector Bond Active ETF	4.8%
Schwab US TIPS ETF	4.0%
Janus Henderson AAA CLO ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-326-3837
Updated Prospectus Web Address	https://funds.frontierasset.com/opportunistic-credit-etf
C000255968
Shareholder Report [Line Items]
Fund Name	Frontier Asset Global Small Cap Equity ETF
Class Name	Frontier Asset Global Small Cap Equity ETF
Trading Symbol	FGSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Asset Global Small Cap Equity ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.frontierasset.com/global-small-cap-equity-etf. You can also request this information by contacting us at 866-326-3837.
Additional Information Phone Number	866-326-3837
Additional Information Website	https://funds.frontierasset.com/global-small-cap-equity-etf
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Global Small Cap Equity ETF	$57	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

For the 10-month period ended October 31, 2025 (the "reporting period"), the Fund increased 18.03%, while the Morningstar Developed Markets Small Cap Index (the “Secondary Index”) increased 14.39%. The Fund’s primary index, the Morningstar Developed Markets All Cap Target Market Exposure Index advanced by 19.90%. However, the secondary index better represents both the exposure to small capitalization stocks and the risks associated therewith.

What factors affected the Fund’s performance?

During the reporting period, the highest returns within the Fund came from the Avantis International Small Cap Value ETF, which returned 40.06% and the iShares MSCI International Small Cap Multi-Factor ETF, which returned 29.06%. The worst performers were the Neuberger Berman Small-Mid ETF and the Avantis US Small Cap Value ETF, which returned –0.86% and 2.68%, respectively. The Fund’s outperformance relative to the secondary index was driven by exposure to non-U.S. equities in general, and value equities specifically, while U.S. equities generally hindered both absolute and relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frontier Asset Global Small Cap Equity ETF	Morningstar Developed Markets All Cap Target Market Exposure (USD) (NR)Footnote Reference*	Morningstar Developed Markets Small Cap (USD) (NR)Footnote Reference*
Dec/24	$10,000	$10,000	$10,000
Dec/24	$10,084	$10,039	$10,068
Jan/25	$10,348	$10,392	$10,437
Feb/25	$10,076	$10,292	$10,126
Mar/25	$9,838	$9,846	$9,688
Apr/25	$9,846	$9,933	$9,649
May/25	$10,434	$10,515	$10,170
Jun/25	$10,874	$10,967	$10,623
Jul/25	$10,982	$11,112	$10,782
Aug/25	$11,656	$11,429	$11,281
Sep/25	$11,867	$11,776	$11,441
Oct/25	$11,803	$11,990	$11,439

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Frontier Asset Global Small Cap Equity ETF	18.03%
Morningstar Developed Markets All Cap Target Market Exposure (USD) (NR)Footnote Reference*	19.90%
Morningstar Developed Markets Small Cap (USD) (NR)Footnote Reference*	14.39%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 60,283,584
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 303,048
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$60,283,584	6	$303,048	5%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Avantis International Small Capital Value ETF	29.9%
iShares U.S. Small-Capital Equity Factor ETF	23.1%
iShares Core S&P Small-Capital ETF	22.0%
iShares International Small-Capital Equity Factor ETF	10.7%
Avantis U.S. Small Capital Value ETF	7.7%
Neuberger Berman Small-Mid Capital ETF	6.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-326-3837
Updated Prospectus Web Address	https://funds.frontierasset.com/global-small-cap-equity-etf
C000255970
Shareholder Report [Line Items]
Fund Name	Frontier Asset Total International Equity ETF
Class Name	Frontier Asset Total International Equity ETF
Trading Symbol	FINT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Asset Total International Equity ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.frontierasset.com/total-intl-equity-etf. You can also request this information by contacting us at 866-326-3837.
Additional Information Phone Number	866-326-3837
Additional Information Website	https://funds.frontierasset.com/total-intl-equity-etf
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Total International Equity ETF	$59	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

For the 10-month period ended October 31, 2025 (the "reporting period"), the Fund increased 25.42%, while the Morningstar Global Markets ex US Index (the “Primary Index”) increased 28.31%.

What factors affected the Fund’s performance?

During the reporting period, the highest returns within the Fund came from the iShares Emerging Markets Equity Factor ETF, which returned 30.48% and the Avantis Emerging Markets Equity ETF, which returned 32.95%. The worst performers were the Vanguard International Dividend ETF and the Franklin International Low Volatility High Dividend ETF, which returned 13.74% and 20.15%, respectively. Dividend focused, quality, and low volatility exposures hurt relative performance. A slight underweight to emerging markets contributed to the underperformance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frontier Asset Total International Equity ETF	Morningstar Global Markets ex US (USD) (NR)Footnote Reference*
Dec/24	$10,000	$10,000
Dec/24	$10,008	$10,045
Jan/25	$10,252	$10,391
Feb/25	$10,388	$10,494
Mar/25	$10,488	$10,489
Apr/25	$10,680	$10,875
May/25	$11,208	$11,395
Jun/25	$11,663	$11,795
Jul/25	$11,561	$11,783
Aug/25	$11,970	$12,203
Sep/25	$12,344	$12,603
Oct/25	$12,542	$12,831

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Frontier Asset Total International Equity ETF	25.42%
Morningstar Global Markets ex US (USD) (NR)Footnote Reference*	28.31%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 55,491,992
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 256,821
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$55,491,992	8	$256,821	5%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Avantis Emerging Markets Equity ETF	21.1%
iShares MSCI International Quality Factor ETF	16.0%
iShares Emerging Markets Equity Factor ETF	15.5%
iShares International Equity Factor ETF	15.4%
Vanguard International Dividend Appreciation ETF	11.2%
Cambria Foreign Shareholder Yield ETF	8.2%
Franklin International Low Volatility High Dividend Index ETF	7.2%
First Eagle Overseas Equity ETF	5.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-326-3837
Updated Prospectus Web Address	https://funds.frontierasset.com/total-intl-equity-etf
C000255971
Shareholder Report [Line Items]
Fund Name	Frontier Asset U.S. Large Cap Equity ETF
Class Name	Frontier Asset U.S. Large Cap Equity ETF
Trading Symbol	FLCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Asset U.S. Large Cap Equity ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.frontierasset.com/us-large-cap-equity-etf. You can also request this information by contacting us at 866-326-3837.
Additional Information Phone Number	866-326-3837
Additional Information Website	https://funds.frontierasset.com/us-large-cap-equity-etf
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset U.S. Large Cap Equity ETF	$56	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

For the 10-month period ended October 31, 2025 (the "reporting period"), the Fund increased 14.04%, while the Morningstar US Large Index (the “Primary Index”) increased 19.97%.

What factors affected the Fund’s performance?

During the reporting period, the highest returns within the Fund came from the JPMorgan Active Growth ETF, which returned 18.94% and the T. Rowe Price Capital Appreciation Equity ETF, which returned 16.33%. The worst performers were the iShares MSCI USA Quality Factor ETF and the JPMorgan Active Value ETF, which returned 10.95% and 10.73%, respectively. As the U.S. stock market’s performance was driven primarily by the largest technology companies, exposure to the quality, value, and dividend factors all hurt relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frontier Asset U.S. Large Cap Equity ETF	Morningstar US Large (USD) (TR)Footnote Reference*
Dec/24	$10,000	$10,000
Dec/24	$10,033	$10,008
Jan/25	$10,361	$10,289
Feb/25	$10,225	$10,133
Mar/25	$9,681	$9,500
Apr/25	$9,577	$9,480
May/25	$10,041	$10,115
Jun/25	$10,502	$10,676
Jul/25	$10,662	$10,937
Aug/25	$10,874	$11,153
Sep/25	$11,212	$11,637
Oct/25	$11,404	$11,997

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Frontier Asset U.S. Large Cap Equity ETF	14.04%
Morningstar US Large (USD) (TR)Footnote Reference*	19.97%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 56,708,098
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 237,068
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$56,708,098	7	$237,068	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
T Rowe Price US Equity Research ETF	25.4%
iShares MSCI USA Quality Factor ETF	18.7%
JPMorgan Active Value ETF	14.7%
JPMorgan Active Growth ETF	12.2%
Vanguard Dividend Appreciation ETF	11.9%
T Rowe Price Capital Appreciation Equity ETF	11.3%
GMO US Quality ETF	5.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-326-3837
Updated Prospectus Web Address	https://funds.frontierasset.com/us-large-cap-equity-etf